Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The recent COVID-19 outbreak has created unique global and industry-wide challenges, including challenges to the Company’s business, impacting supply chains, logistics, sales channels, as well as overall consumer sentiment and purchasing behavior. In early-2020, the COVID-19 outbreak resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities across China. Given the strict quarantine measures put in place during this period, normal economic activity throughout China was sharply curtailed and opportunities for discretionary consumption, especially in offline sales channels, were extremely limited during the period. Our contract manufacturers’ operations were disrupted during this period, which in turn adversely affected our business and results of operations. Many of the quarantine measures within China have since been relaxed as of the date of the issuance of the consolidated financial statements, and the Company, together with its suppliers and customers, have gradually resumed normal operations in mid-February 2020. Although the Company has seen noticeable improvements in late-March and early-April, both from a supply and demand perspective, the impact of COVID-19 is expected to have a negative impact on the Company’s near-term financial results for the first quarter of 2020, including but not limited to revenue growth and reduced profit margins, as a result of the ongoing challenging industry conditions, supply chain bottlenecks and operational disruptions. In addition, the longer-term trajectory of COVID-19, both in terms scope and intensity of the outbreak, in China as well as globally, together with its impact on the industry and the broader economy and the Company's future results of operations, cash flows or financial conditions for the remainder of fiscal year 2020 are still difficult to assess or predict at this time and face significant uncertainties that will be difficult to quantify.